Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2023	2024
	US$	US$
Copyright for teaching materials	120	120
Computer software	5	5
Total	125	125
Less: Accumulated amortization	(33)	(45)
Intangible assets, net	92	80

Schedule of amortization expense of intangible assets

Amortization
Expense
US$
2025	12
2026	12
2027	12
2028	12
2029 and thereafter	32
80